SHARE CAPITAL (Details 7) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Deferred Share Units Beginning Balance	1,109,000	659,000
Deferred Share Units, Granted - February 11, 2022	400,000	450,000
Deferred Share Units, Ending Balance	1,509,000	1,109,000
Weighted average, Deferred Share Units, Beginning Balance	$ 0.25	$ 0.30
Weighted average fair value, Deferred Share Units, Granted - February 11, 2022	0.11	0.18
Weighted average, Deferred Share Units, Ending Balance	$ 0.21	$ 0.25